TAXATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION
Current income tax provision	$ 292,956	$ 11,567	$ 0
Deferred income tax provision	0	0	0
Total	$ 292,956	$ 11,567	$ 0